UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913)-384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2013

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.

Buffalo China Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 94.34%
	Consumer Discretionary - 11.65%
	Automobiles - 7.79%
706,000	Dongfeng Motor Group Co. Ltd. - Class H	$1,103,517
250,000	Great Wall Motor Company Ltd. - Class H	504,034
		1,607,551
	Specialty Retail - 3.86%
2,720,000	Emperor Watch & Jewellery Ltd.	249,862
200,000	Hengdeli Holdings Ltd.	63,895
135,176	Lentuo Internationl Inc. - ADR (a)	259,538
830,000	Oriental Watch Holdings Ltd.	222,590
		795,885
	Total Consumer Discretionary (Cost $3,557,063)	2,403,436

	Consumer Staples - 7.88%
	Food Products - 3.82%
301,000	Biostime International Holdings Ltd.	789,028

	Personal Products - 4.06%
2,326,000	Prince Frog International Holdings Ltd.	838,424
	Total Consumer Staples (Cost $1,440,788)	1,627,452

	Energy - 22.97%
	Oil, Gas & Consumable Fuels - 22.97%
1,500	China Petroleum & Chemical Corp. - ADR	133,785
762,000	China Petroleum & Chemical Corp. - Class H	681,020
710,000	CNOOC Ltd.	1,431,444
660,000	Kunlun Energy Company Ltd.	1,063,246
700	PetroChina Company Ltd. - ADR	90,398
1,036,000	PetroChina Company Ltd.	1,340,855
	Total Energy (Cost $4,033,000)	4,740,748

	Financials - 27.22%
	Commercial Banks - 9.36%
1,380,000	Agricultural Bank of China Ltd. - Class H	558,920
800,000	Bank Of China Ltd. - Class H	307,300
80,000	BOC Hong Kong (Holdings) Ltd.	246,276
393,000	China Construction Bank - Class H	271,514
977,500	Industrial & Commercial Bank of China Ltd. - Class H	547,975
		1,931,985
	Insurance - 17.86%
325,000	AIA Group Ltd.	1,122,570
12,000	China Life Insurance Co., Ltd - ADR (a)	473,880
415,000	China Life Insurance Co., Ltd. - Class H	1,092,904
801,800	PICC Property and Casuality Co. Ltd. - Class H (a)	912,013
10,000	Ping An Insurance (Group) Co. of China Ltd. - Class H	80,859
		3,682,226
	Total Financials (Cost $6,199,094)	5,614,211

	Health Care - 2.38%
	Biotechnology - 2.38%
35,900	3SBio, Inc. - ADR (a)	490,035
	Total Health Care (Cost $386,643)	490,035

	Information Technology - 10.06%
	Communications Equipment - 2.37%
168,000	AAC Technologies Holdings Inc.	488,906

	Internet Software & Services - 7.69%
41,000	21Vianet Group Inc. - ADR (a)	469,450
15,000	Qihoo 360 Technology Co Ltd - ADR (a)	259,350
29,000	Tencent Holdings Ltd	856,407
		1,585,207
	Total Information Technology (Cost $2,010,376)	2,074,113

	Utilities - 12.18%
	Gas Utilities - 5.84%
140,000	China Resources Gas Group Ltd.	242,432
211,000	ENN Energy Holdings Ltd.	744,833
300,000	Towngas China Company Ltd.	216,810
		1,204,075
	Independent Power Producers & Energy Traders - 6.34%
240,000	China Resources Power Holdings Company Ltd.	495,746
7,000	Huaneng Power International, Inc. - ADR (a)	208,600
800,000	Huaneng Power International, Inc. - Class H	604,938
		1,309,284
	Total Utilities (Cost $2,319,080)	2,513,359

	TOTAL COMMON STOCKS (Cost $19,946,044)	19,463,354

	SHORT TERM INVESTMENTS - 0.72%
	Investment Company - 0.72%
149,338	Fidelity Institutional Government Portfolio - 0.01% (b)	149,356
	Total Investment Company	149,356

	TOTAL SHORT TERM INVESTMENTS (Cost $149,356)	149,356

	Total Investments (Cost ($20,095,400) - 95.06%	19,612,710
	Other Assets in Excess of Liabilities - 4.94%	1,019,369
	TOTAL NET ASSETS - 100.00%	$20,632,079

ADR American Depositary Receipt
(a) Non Income Producing
(b) 7-day yield.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$20,095,400
Gross unrealized appreciation	1,789,823
Gross unrealized depreciation	(2,272,513)
Net unrealized appreciation	$(482,690)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

As of June 30, 2012, the country diversification was as follows:
	Fair Value	Percentage

China	$15,639,927	75.43%
Hong Kong	3,923,427	18.91%
Total Common Stock and Warrants	19,563,354	94.34%
Total Short Term Investment	149,356	0.72%
Total Investments	19,712,710	95.06%
Other Assets in Excess of Liabilities	1,019,369	4.94%
TOTAL NET ASSETS	$20,732,079	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Discovery Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 97.00%
	Consumer Discretionary - 0.90%
	Media - 0.90%
333,900	Pandora Media Inc. (a)	$3,629,493
	Total Consumer Discretionary (Cost $3,587,018)	3,629,493

	Energy - 5.45%
	Energy Equipment & Services - 5.45%
215,100	Baker Hughes, Inc.	8,840,610
318,600	Forum Energy Technologies Inc Com (a)	6,273,234
105,825	Schlumberger Ltd. (b)	6,869,101
	Total Energy (Cost $21,544,116)	21,982,945

	Health Care - 27.64%
	Biotechnology - 3.43%
145,600	Amylin Pharmaceuticals, Inc. (a)	4,110,288
189,100	Gilead Sciences, Inc. (a)	9,697,048
		13,807,336
	Health Care Equipment & Supplies - 4.75%
367,113	Align Technology, Inc. (a)	12,283,601
128,900	Baxter International Inc.	6,851,035
		19,134,636
	Health Care Providers & Services - 1.84%
319,700	HEALTHSOUTH Corp. (a)	7,436,222

	Health Care Technology - 3.02%
54,950	athenahealth Inc. (a)	4,350,392
121,400	Computer Programs and Systems, Inc.	6,946,508
33,400	Vocera Communications Inc. (a)	894,786
		12,191,686
	Life Sciences Tools & Services - 5.46%
174,800	Agilent Technologies, Inc.	6,859,152
205,100	Charles River Laboratories International, Inc. (a)	6,719,076
114,400	Illumina, Inc. (a)	4,620,616
51,200	Techne Corp.	3,799,040
		21,997,884
	Pharmaceuticals - 9.14%
254,100	Akorn, Inc. (a)	4,007,157
79,100	Allergan, Inc.	7,322,287
248,100	Forest Laboratories, Inc. (a)	8,681,019
274,400	Hospira, Inc. (a)	9,598,511
405,000	Warner Chilcott PLC - Class A (a) (b)	7,257,600
		36,866,574
	Total Health Care (Cost $90,045,703)	111,434,338

	Industrials - 7.36%
	Aerospace & Defense - 1.78%
280,200	Ceradyne, Inc.	7,187,130

	Construction & Engineering - 2.25%
376,000	Quanta Services, Inc. (a)	9,050,320

	Electrical Equipment - 1.50%
61,500	Roper Industries, Inc.	6,062,670

	Machinery - 1.47%
86,100	Chart Industries, Inc. (a)	5,920,236

	Professional Services - 0.36%
29,000	The Advisory Board Co. (a)	1,438,110
	Total Industrials (Cost $23,005,265)	29,658,466

	Information Technology - 51.42%
	Communications Equipment - 10.93%
305,700	ADTRAN, Inc.	9,229,083
438,007	Aruba Networks Inc. (a)	6,592,005
48,300	F5 Networks, Inc. (a)	4,808,748
580,700	Juniper Networks, Inc. (a)	9,471,217
113,000	Motorola Solutions, Inc.	5,436,430
153,300	QUALCOMM Inc.	8,535,744
		44,073,227
	Computers & Peripherals - 7.64%
23,900	Apple Inc. (a)	13,957,600
343,500	EMC Corp. (a)	8,803,905
252,600	NetApp, Inc. (a)	8,037,732
		30,799,237
	Electronic Equipment, Instruments & Components - 0.76%
74,000	Dolby Laboratories, Inc. - Class A (a)	3,056,200

	Internet Software & Services - 10.93%
280,900	Akamai Technologies, Inc. (a)	8,918,575
342,200	Ancestry.com, Inc. (a)	9,420,766
173,800	eBay Inc. (a)	7,301,338
42,400	Equinix, Inc. (a)	7,447,560
12,500	Google Inc. - Class A (a)	7,250,875
280,700	Millennial Media Inc. (a)	3,702,433
		44,041,547
	IT Services - 3.44%
37,700	International Business Machines Corp. (IBM)	7,373,366
193,966	NeuStar, Inc. (a)	6,478,464
		13,851,830
	Semiconductors & Semiconductor Equipment - 4.78%
481,800	Applied Materials, Inc.	5,521,428
255,400	Broadcom Corp. - Class A	8,632,520
210,400	Semtech Corp. (a)	5,116,928
		19,270,876
	Software - 12.94%
168,300	ACI Worldwide, Inc. (a)	7,440,543
74,700	ANSYS, Inc. (a)	4,714,317
192,200	Broadsoft Inc. (a)	5,566,112
65,300	Citrix Systems, Inc. (a)	5,481,282
432,900	Electronic Arts Inc. (a)	5,346,315
287,800	Fortinet Inc. (a)	6,682,716
336,300	Oracle Corp.	9,988,111
354,200	Rovi Corp. (a)	6,949,404
		52,168,800
	Total Information Technology (Cost $184,702,793)	207,261,717

	Materials - 4.23%
	Chemicals - 4.23%
111,600	FMC Corp.	5,968,368
133,900	Monsanto Co.	11,084,242
	Total Materials (Cost $12,130,406)	17,052,610

	TOTAL COMMON STOCKS (Cost $335,015,301)	391,019,569

	SHORT TERM INVESTMENTS - 2.80%
	Investment Company - 2.80%
11,293,786	Fidelity Institutional Government Portfolio - 0.01% (c)	11,293,786
	Total Investment Company	11,293,786

	TOTAL SHORT TERM INVESTMENTS (Cost $11,293,786)	11,293,786

	Total Investments (Cost ($346,309,087) - 99.80%	402,313,355
	Other Assets in Excess of Liabilities - 0.20%	800,753
	TOTAL NET ASSETS - 100.00%	$403,114,108

PLC	Public Limited Company
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $14,126,701 (3.50% of net assets) at June 30, 2012.
(c)	7-day yield.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$346,309,087
Gross unrealized appreciation	73,795,218
Gross unrealized depreciation	(17,790,950)
Net unrealized appreciation	$56,004,268

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Flexible Income Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 49.99%
	Consumer Discretionary - 1.44%
	Hotels, Restaurants & Leisure - 1.44%
75,000	McDonald's Corp. (b)	$6,639,750
	Total Consumer Discretionary (Cost $6,374,900)	6,639,750

	Consumer Staples - 12.25%
	Beverages - 3.31%
60,000	The Coca Cola Co.	4,691,400
15,000	Diageo plc - ADR (d)	1,546,050
100,000	Dr. Pepper Snapple Group, Inc. (a)	4,375,000
65,000	PepsiCo, Inc.	4,592,900
		15,205,350
	Food & Staples Retailing - 2.27%
40,000	Costco Wholesale Corp.	3,800,000
180,000	Roundy's, Inc. (a)	1,837,800
91,000	Sysco Corp.	2,712,710
30,000	Wal-Mart Stores, Inc.	2,091,600
		10,442,110
	Food Products - 3.00%
95,000	Campbell Soup Co.	3,171,100
50,000	ConAgra Foods, Inc.	1,296,500
35,000	General Mills, Inc.	1,348,900
30,000	H.J. Heinz Co.	1,631,400
50,000	Kellogg Co.	2,466,500
100,000	Kraft Foods Inc. - Class A	3,862,000
		13,776,400
	Household Products - 3.67%
75,000	The Clorox Co.	5,434,500
25,000	Colgate-Palmolive Co. (b)	2,602,500
35,100	Kimberly-Clark Corp. (b)	2,940,327
96,700	The Procter & Gamble Co. (b)	5,922,875
		16,900,202
	Total Consumer Staples (Cost $45,330,937)	56,324,062

	Energy - 13.87%
	Energy Equipment & Services - 3.33%
140,000	Baker Hughes, Inc.	5,754,000
125,000	Patterson-UTI Energy, Inc. (b)	1,820,000
105,000	Schlumberger Ltd. (b)(d)	6,815,550
19,000	Tidewater Inc. (b)	880,840
		15,270,390

	Oil, Gas & Consumable Fuels - 10.54%
120,000	BP, plc - ADR (d)	4,864,800
70,000	Chevron Corp.	7,385,000
100,000	ConocoPhillips	5,588,000
100,000	Exxon Mobil Corp.	8,556,999
125,000	EQT Midstream Partners LP (a)	3,008,750
20,000	Hess Corp. (b)	869,000
100,000	HollyFrontier Corp. (b)	3,543,000
29,000	Kinder Morgan Inc.	934,380
80,000	Marathon Oil Corp.	2,045,600
35,000	Marathon Petroleum Corp.	1,572,200
50,000	Phillips 66 (a)	1,662,000
125,000	Royal Dutch Shell PLC - ADR (d)	8,428,750
		48,458,479
	Total Energy (Cost $52,053,170)	63,728,869

	Financials - 2.12%
	Insurance - 2.12%
110,000	The Allstate Corp.	3,859,900
60,000	Chubb Corp.	4,369,200
40,000	Cincinnati Financial Corp.	1,522,800
	Total Financials (Cost $6,816,035)	9,751,900

	Health Care - 6.18%
	Health Care Equipment & Supplies - 0.58%
50,000	Baxter International, Inc.	2,657,500

	Pharmaceuticals - 5.60%
70,000	Abbott Laboratories	4,512,900
50,000	Eli Lilly & Co.	2,145,500
60,000	GlaxoSmithKline, PLC - ADR (d)	2,734,200
125,000	Johnson & Johnson	8,445,000
80,000	Merck & Co., Inc.	3,340,000
200,000	Pfizer, Inc.	4,600,000
		25,777,600
	Total Health Care (Cost $23,934,912)	28,435,100

	Industrials - 6.64%
	Aerospace & Defense - 1.62%
100,000	The Boeing Co. (b)	7,430,000

	Commercial Services & Supplies - 2.03%
335,000	Pitney Bowes, Inc.	5,014,950
5,000	Republic Services, Inc.	132,300
125,000	Waste Management Inc.	4,175,000
		9,322,250
	Industrial Conglomerates - 2.75%
25,000	3M Co. (b)	2,240,000
500,000	General Electric Co. (b)	10,420,000
		12,660,000
	Machinery - 0.17%
15,000	Illinois Tool Works Inc.	793,350

	Road & Rail - 0.07%
15,000	CSX Corp.	335,400
	Total Industrials (Cost $28,796,614)	30,541,000

	Information Technology - 3.83%
	IT Services - 0.68%
16,000	International Business Machines Corp. (IBM) (b)	3,129,280

	Semiconductors & Semiconductor Equipment - 1.99%
400,000	Applied Materials, Inc. (b)	4,584,000
170,000	Intel Corp.	4,530,500
		9,114,500
	Software - 1.16%
175,000	Microsoft Corp.	5,353,250
	Total Information Technology (Cost $15,563,176)	17,597,030

	Materials - 2.69%
	Chemicals - 1.21%
105,000	The Dow Chemical Co. (b)	3,307,500
45,000	E.I. du Pont de Nemours & Co. (b)	2,275,650
		5,583,150
	Metals & Mining - 1.48%
140,000	Newmont Mining Corp. (b)	6,791,400
	Total Materials (Cost $12,945,290)	12,374,550

	Telecommunication Services - 0.21%
	Diversified Telecommunication Services - 0.21%
25,000	CenturyLink Inc.	987,250
	Total Telecommunication Services (Cost $903,834)	987,250

	Utilities - 0.76%
	Gas Utilities - 0.48%
105,000	Questar Corp.	2,190,300

	Multi-Utilities - 0.28%
25,000	OGE Energy Corp.	1,294,750
	Total Utilities (Cost $2,832,494)	3,485,050

	TOTAL COMMON STOCKS (Cost $195,551,362)	229,864,561

	REITS - 0.18%
	Financials - 0.18%
	Real Estate Investment Trusts (REITs) - 0.18%
21,000	Plum Creek Timber Co, Inc.	833,700
	Total Financials (Cost $776,016)	833,700

	TOTAL REITS (Cost $776,016)	833,700

	CONVERTIBLE BONDS - 3.18%
	Consumer Discretionary - 1.00%
	Media - 1.00%
	Live Nation Entertainment Inc.
4,800,000	2.875%, 07/15/2027	4,596,000
	Total Consumer Discretionary (Cost $4,483,014)	4,596,000

	Health Care - 1.34%
	Biotechnology - 1.34%
	Amylin Pharmaceuticals, Inc.
6,000,000	3.000%, 06/15/2014	6,142,500
	Total Health Care (Cost $5,778,476)	6,142,500

	Information Technology - 0.84%
	Software - 0.84%
	Rovi Corp.
4,000,000	2.625%, 02/15/2040	3,870,000
	Total Information Technology (Cost $3,996,406)	3,870,000

	TOTAL CONVERTIBLE BONDS (Cost $14,257,896)	14,608,500

	CORPORATE BONDS - 30.10%
	Consumer Discretionary - 7.19%
	Diversified Consumer Services - 0.66%
	Carriage Services, Inc.
3,000,000	7.875%, 01/15/2015	3,041,250

	Hotels, Restaurants & Leisure - 1.54%
	Ameristar Casinos, Inc.
125,000	7.500%, 04/15/2021(Acquired 04/19/2012, Cost $128,696) (c)(e)	134,375
	Gaylord Entertainment Co.
3,400,000	6.750%, 11/15/2014	3,434,000
	Isle of Capri Casinos
3,500,000	7.000%, 03/01/2014	3,513,125
		7,081,500
	Leisure Equipment & Products - 0.49%
	Brunswick Corp.
2,200,000	7.375%, 09/01/2023	2,249,500

	Media - 3.92%
	Lions Gate Entertainment Inc.
9,500,000	10.250%, 11/01/2016 (d)	10,449,999
2,500,000	4.000%, 01/11/2017(Acquired 01/11/2012, Cost $2,500,000) (d)(f)	3,853,125
	MDC Partners Inc.
3,500,000	11.000%, 11/01/2016 (d)	3,745,000
		18,048,124
	Specialty Retail - 0.58%
	Sonic Automotive, Inc.
1,000,000	9.000%, 03/15/2018	1,092,500
	United Auto Group, Inc.
1,500,000	7.750%, 12/15/2016	1,560,000
		2,652,500
	Total Consumer Discretionary (Cost $30,420,235)	33,072,874

	Consumer Staples - 2.39%
	Food & Staples Retailing - 1.64%
	The Pantry, Inc.
7,500,000	7.750%, 02/15/2014	7,537,500

	Food Products - 0.75%
	Post Holdings, Inc.
125,000	7.375%, 02/15/2022 (Acquired 01/27/2012, Cost $125,000) (c)(e)	132,188
	Smithfield Foods, Inc.
3,000,000	7.750%, 07/01/2017	3,333,750
		3,465,938
	Total Consumer Staples (Cost $10,554,903)	11,003,438

	Energy - 6.76%
	Energy Equipment & Services - 0.11%
	Hornbeck Offshore Services, Inc.
350,000	8.000%, 09/01/2017	377,563
150,000	5.875%, 04/01/2020 (Acquired 03/02/2012, Cost $150,000) (c)(e)	149,625
		527,188
	Oil, Gas & Consumable Fuels - 6.65%
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Co.
2,500,000	8.250%, 12/15/2017	2,600,000
	Frontier Oil Corp.
2,000,000	8.500%, 09/15/2016	2,105,000
600,000	6.875%, 11/15/2018	627,000
	Goodrich Pete Corp.
5,470,000	8.875%, 03/15/2019	5,237,525
	Kodiak Oil & Gas Corp.
4,500,000	8.125%, 12/01/2019 (Acquired 01/19/2012 through 06/05/2012, Cost $4,710,127) (c)(d)(e)	4,640,625
	Swift Energy Co.
5,000,000	7.125%, 06/01/2017	5,062,500
	United Refining Co.
10,000,000	10.500%, 02/28/2018	10,300,000
		30,572,650
	Total Energy (Cost $30,252,415)	31,099,838

	Financials - 0.24%
	Capital Markets - 0.24%
	Stifel Financial Corp.
40,000	6.700%, 01/15/2022 (a)	1,095,000
	Total Financials (Cost $1,002,400)	1,095,000

	Health Care - 3.17%
	Health Care Providers & Services - 2.41%
	Acadia Healthcare Co., Inc.
3,000,000	12.875%, 11/01/2018	3,435,000
	Examworks Group, Inc.
6,500,000	9.000%, 07/15/2019	6,719,375
	CHS/Community Health Systems, Inc.
887,000	8.875%, 07/15/2015	911,393
		11,065,768
	Pharmaceuticals - 0.76%
	Warner Chilcott Corp.
3,250,000	7.750%, 09/15/2018 (d)	3,501,875
	Total Health Care (Cost $13,226,784)	14,567,643

	Industrials - 6.50%
	Aerospace & Defense - 0.82%
	Kratos Defense & Security Solutions, Inc.
3,500,000	10.000%, 06/01/2017	3,788,750

	Commercial Services & Supplies - 2.50%
	American Reprographics Co.
3,185,000	10.500%, 12/15/2016	3,216,850
	Iron Mountain, Inc.
4,000,000	6.625%, 01/01/2016	4,018,000
	R. R. Donnelley & Sons Co.
4,000,000	8.600%, 08/15/2016	4,260,000
		11,494,850
	Construction & Engineering - 0.92%
	Tutor Perini Corp.
4,200,000	7.625%, 11/01/2018	4,231,500

	Electrical Equipment - 0.93%
	Polypore International, Inc.
4,000,000	7.500%, 11/15/2017	4,265,000

	Road & Rail - 1.33%
	Kansas City Southern de Mexico SA de CV
2,000,000	8.000%, 02/01/2018 (d)	2,247,600
	Quality Distribution LLC/QD Capital Corp.
3,500,000	9.875%, 11/01/2018	3,850,000
		6,097,600
	Total Industrials (Cost $28,876,158)	29,877,700

	Information Technology - 3.85%
	Electronic Equipment, Instruments & Components - 1.43%
	Kemet Corp.
4,000,000	10.500%, 05/01/2018 (e)	4,120,000
2,375,000	10.500%, 05/01/2018	2,458,125
		6,578,125
	IT Services - 1.62%
	iGATE Corp.
4,000,000	9.000%, 05/01/2016	4,300,000
	Lender Processing Services, Inc.
3,000,000	8.125%, 07/01/2016	3,142,500
		7,442,500
	Software - 0.80%
	Audatex North America, Inc.
3,500,000	6.750%, 06/15/2018 (e)	3,701,250
	Total Information Technology (Cost $17,504,929)	17,721,875

	TOTAL CORPORATE BONDS (Cost $131,837,824)	138,438,368

	SHORT TERM INVESTMENTS - 18.35%
	Investment Company - 18.35%
42,750,000	Fidelity Institutional Government Portfolio - 0.01%, 0.077% (g)	42,750,000
41,618,805	The STIT-Treasury Portfolio - 0.02%, 0.051% (g)	41,618,805
	Total Investment Company	84,368,805

	TOTAL SHORT TERM INVESTMENTS (Cost $84,368,805)	84,368,805

	Total Investments (Cost ($426,791,903) - 101.80%	468,113,934
	Liabilities in Excess of Other Assets - (1.80)%	(8,257,162)
	TOTAL NET ASSETS - 100.00%	$459,856,772

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non Income Producing
(b)	Portions of these Investments are segregated as collateral
(c)	Restricted security deemed liquid. The total value of restricted securities is $5,056,813 (1.10% of net assets) at June 30, 2012.
(d)	Foreign Issued Security. The total value of these securities amounted to $52,827,574 (11.49% of net assets) at June 30, 2012.
(e)	144A Security. The total value of these securities is $12,878,063 (2.80% of net assets) at June 31, 2012.
(f)	Illiquid Security. The total value of these securities amounted to $2,529,212 (0.55% of net assets) at June 30, 2012.
(g)	7-day yield

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$426,791,903
Premiums on options written	262,640
Gross unrealized appreciation	45,497,877
Gross unrealized depreciation	(4,259,761)
Net unrealized appreciation	$41,238,116

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Flexible Income Fund
Schedule of Options Written
June 30, 2012 (Unaudited)

Contracts		Value
	CALL OPTIONS
	3M Co.
100	Expiration: July 2012, Exercise Price: $90.00	$9,600
	Applied Materials, Inc.
245	Expiration: October 2012, Exercise Price: $13.00	3,185
	The Boeing Co.
300	Expiration: November 2012, Exercise Price: $82.50	26,400
100	Expiration: November 2012, Exercise Price: $80.00	15,700
	Colgate-Palmolive Co.
75	Expiration: August 2012, Exercise Price: $100.00	34,125
	The Dow Chemical Co.
500	Expiration: September 2012, Exercise Price: $33.00	50,000
	E.I. du Pont de Nemours & Co.
50	Expiration: July 2012, Exercise Price: $52.50	900
	General Electric Co.
1,000	Expiration: December 2012, Exercise Price: $22.00	63,000
	Hess Corp.
200	Expiration: August 2012, Exercise Price: $80.00	400
	HollyFrontier Corp.
100	Expiration: July 2012, Exercise Price: $31.50	42,000
	HollyFrontier Corp.
400	Expiration: September 2012, Exercise Price: $40.00	46,000
	International Business Machines Corp. (IBM)
50	Expiration: July 2012, Exercise Price: $205.00	2,700
	International Business Machines Corp. (IBM)
50	Expiration: July 2012, Exercise Price: $200.00	8,250
	Kimberly-Clark Corp.
1	Expiration: July 2012, Exercise Price: $75.00	845
	McDonald's Corp.
400	Expiration: September 2012, Exercise Price: $95.00	16,000
	Newmont Mining Corp.
50	Expiration: September 2012, Exercise Price: $60.00	1,200
	Patterson-UTI Energy, Inc.
200	Expiration: July 2012, Exercise Price: $17.00	1,000
	The Procter & Gamble Co.
200	Expiration: October 2012, Exercise Price: $65.00	10,400
	Schlumberger Ltd.
100	Expiration: July 2012, Exercise Price: $70.00	3,900
100	Expiration: August 2012, Exercise Price: $70.00	10,200
	Tidewater Inc.
50	Expiration: July 2012, Exercise Price: $50.00	750
	Total Written Option (Premiums received (262,640))	$346,555

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Growth Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 97.39%
	Consumer Discretionary - 12.12%
	Auto Components - 2.63%
305,700	Gentex Corp.	$6,379,959
233,300	Johnson Controls, Inc.	6,464,743
		12,844,702
	Hotels, Restaurants & Leisure - 4.62%
104,100	McDonald's Corp.	9,215,973
158,000	Starwood Hotels & Resorts Worldwide, Inc.	8,380,320
77,900	Yum! Brands, Inc.	5,018,318
		22,614,611
	Household Durables - 2.01%
248,200	Harman International Industries, Inc.	9,828,720

	Textiles, Apparel & Luxury Goods - 2.86%
15,900	NIKE, Inc.	1,395,702
42,100	Ralph Lauren Corp.	5,896,526
70,500	Under Armour, Inc. - Class A (a)	6,660,840
		13,953,068
	Total Consumer Discretionary (Cost $57,714,680)	59,241,101

	Consumer Staples - 2.19%
	Beverages - 2.19%
136,700	The Coca Cola Co.	10,688,573
	Total Consumer Staples (Cost $8,703,292)	10,688,573

	Energy - 6.06%
	Energy Equipment & Services - 6.06%
260,100	Baker Hughes, Inc.	10,690,110
183,600	Lufkin Industries, Inc.	9,973,152
138,000	Schlumberger Ltd. (b)	8,957,580
	Total Energy (Cost $37,992,140)	29,620,842

	Financials - 9.50%
	Capital Markets - 6.26%
71,600	Affiliated Managers Group, Inc. (a)	7,836,620
64,900	The Goldman Sachs Group, Inc.	6,221,314
239,100	Northern Trust Corp.	11,003,382
88,600	T. Rowe Price Group Inc.	5,578,256
		30,639,572
	Diversified Financial Services - 3.24%
266,000	JPMorgan Chase & Co.	9,504,180
185,400	MSCI, Inc. (a)	6,307,308
		15,811,488
	Total Financials (Cost $45,125,842)	46,451,060

	Health Care - 13.41%
	Health Care Equipment & Supplies - 5.34%
321,600	Align Technology, Inc. (a)	10,760,736
158,700	Baxter International, Inc.	8,434,905
93,400	Haemonetics Corp. (a)	6,921,874
		26,117,515
	Life Sciences Tools & Services - 3.07%
232,200	Agilent Technologies, Inc.	9,111,528
179,300	Charles River Laboratories International, Inc. (a)	5,873,868
		14,985,396
	Pharmaceuticals - 5.00%
171,200	Abbott Laboratories	11,037,264
93,300	Allergan, Inc.	8,636,781
70,700	Johnson & Johnson	4,776,492
		24,450,537
	Total Health Care (Cost $50,557,680)	65,553,448

	Industrials - 12.59%
	Aerospace & Defense - 2.37%
155,900	The Boeing Co.	11,583,370

	Air Freight & Logistics - 2.04%
109,000	FedEx Corp.	9,985,490

	Electrical Equipment - 1.91%
200,700	Emerson Electric Co.	9,348,606

	Industrial Conglomerates - 3.86%
87,700	3M Co.	7,857,920
526,000	General Electric Co.	10,961,840
		18,819,760
	Machinery - 2.41%
98,100	Chart Industries, Inc. (a)	6,745,356
109,800	The Timken Co.	5,027,742
		11,773,098
	Total Industrials (Cost $56,502,172)	61,510,324

	Information Technology - 35.36%
	Communications Equipment - 6.88%
660,400	Cisco Systems, Inc.	11,339,068
728,800	Juniper Networks, Inc. (a)	11,886,728
187,100	QUALCOMM Inc.	10,417,728
		33,643,524
	Computers & Peripherals - 8.21%
32,100	Apple Inc. (a)	18,746,400
402,000	EMC Corp. (a)	10,303,260
346,900	NetApp, Inc. (a)	11,038,358
		40,088,018
	Electronic Equipment, Instruments & Components - 1.34%
243,700	National Instruments Corp.	6,545,782

	Internet Software & Services - 7.13%
310,600	Akamai Technologies, Inc. (a)	9,861,550
258,300	Ancestry.com, Inc. (a)	7,110,999
214,000	eBay Inc. (a)	8,990,140
15,200	Google Inc. - Class A (a)	8,817,064
		34,779,753
	IT Services - 1.69%
67,000	Visa Inc.	8,283,210

	Semiconductors & Semiconductor Equipment - 5.73%
278,700	Altera Corp.	9,431,208
322,200	Broadcom Corp. - Class A	10,890,360
156,000	KLA-Tencor Corp.	7,683,000
		28,004,568
	Software - 4.38%
540,340	Electronic Arts Inc. (a)	6,673,199
415,400	Oracle Corp.	12,337,380
26,300	VMware, Inc. (a)	2,394,352
		21,404,931
	Total Information Technology (Cost $159,891,105)	172,749,786

	Materials - 6.16%
	Chemicals - 6.16%
166,600	E.I. du Pont de Nemours & Co.	8,424,962
119,200	FMC Corp.	6,374,816
123,600	Monsanto Co.	10,231,608
46,800	Praxair, Inc.	5,088,564
	Total Materials (Cost $25,836,100)	30,119,950

	TOTAL COMMON STOCKS (Cost $442,323,011)	475,935,084

	SHORT TERM INVESTMENTS - 3.43%
	Investment Company - 3.43%
16,762,839	Fidelity Institutional Government Portfolio - 0.01% (c)	16,762,839
	Total Investment Company	16,762,839

	TOTAL SHORT TERM INVESTMENTS (Cost $16,762,839)	16,762,839

	Total Investments (Cost ($459,085,850) - 100.82%	492,697,923
	Liabilities in Excess of Other Assets - (0.82)%	(3,984,212)
	TOTAL NET ASSETS - 100.00%	$488,713,711

(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $8,957,580 (1.83% of net assets) at June 30, 2012.
(c)	7-day yield

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$459,085,850
Gross unrealized appreciation	57,204,577
Gross unrealized depreciation	(23,592,504)
Net unrealized appreciation	$33,612,073

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo High Yield Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 3.50%
	Consumer Discretionary - 0.53%
	Hotels, Restaurants & Leisure - 0.53%
71,200	WMS Industries Inc. (a)	$1,420,440
	Total Consumer Discretionary (Cost $938,951)	1,420,440

	Consumer Staples - 0.87%
	Food & Staples Retailing - 0.36%
95,000	Roundy's, Inc. (a)	969,950

	Food Products - 0.51%
35,000	Kraft Foods Inc. - Class A	1,351,700
	Total Consumer Staples (Cost $1,880,394)	2,321,650

	Financials - 0.47%
	Diversified Financial Services - 0.47%
35,000	JPMorgan Chase & Co.	1,250,550
	Total Financials (Cost $1,604,106)	1,250,550

	Health Care - 1.63%
	Pharmaceuticals - 1.63%
48,000	Abbott Laboratories	3,094,560
19,000	Johnson & Johnson	1,283,640
	Total Health Care (Cost $3,344,229)	4,378,200

	Special Purpose Entity - 0.00%
	Broadcasting (except Internet) - 0.00%
725,000	Adelphia Recovery Trust (a)(b)(d)	0
	Total Special Purpose Entity (Cost $712,005)	0

	TOTAL COMMON STOCKS (Cost $8,479,685)	9,370,840

	CONVERTIBLE PREFERRED STOCKS - 3.14%
	Consumer Discretionary - 0.78%
	Media - 0.78%
2,005	The Interpublic Group of Companies, Inc.	2,080,689
	Total Consumer Discretionary (Cost $2,015,050)	2,080,689

	Financials - 1.37%
	Commercial Banks - 1.37%
108,200	Boston Private Capital Trust I (a)	3,665,275
	Total Financials (Cost $5,342,000)	3,665,275

	Health Care - 0.99%
	Health Care Providers & Services - 0.99%
2,500	HealthSouth Corp.	2,650,625
	Total Health Care (Cost $2,563,619)	2,650,625

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,920,669)	8,396,589

	PREFERRED STOCKS - 2.09%
	Financials - 2.09%
	Capital Markets - 0.92%
50,000	AMG Capital Trust I	2,468,750

	Real Estate Management & Development - 1.17%
125,000	Firstservice Corp. (a)(e)	3,125,000
	Total Financials (Cost $5,032,681)	5,593,750

	TOTAL PREFERRED STOCKS (Cost $5,032,681)	5,593,750

	CONVERTIBLE BONDS - 9.35%
	Consumer Discretionary - 0.41%
	Media - 0.41%
	The Interpublic Group of Companies, Inc.
1,000,000	4.750%, 03/15/2023	1,081,250
	Total Consumer Discretionary (Cost $990,000)	1,081,250

	Consumer Staples - 0.11%
	Food & Staples Retailing - 0.11%
	The Pantry, Inc.
300,000	3.000%, 11/15/2012	300,750
	Total Consumer Staples (Cost $291,577)	300,750

	Energy - 1.77%
	Energy Equipment & Services - 1.77%
	Hornbeck Offshore Services, Inc.
4,500,000	1.625%, 11/15/2026	4,736,250
	Total Energy (Cost $4,122,365)	4,736,250

	Financials - 0.50%
	Capital Markets - 0.50%
	Janus Capital Group, Inc.
1,300,000	3.250%, 07/15/2014	1,330,875
	Total Financials (Cost $1,303,915)	1,330,875

	Health Care - 3.15%
	Biotechnology - 1.15%
	Amylin Pharmaceuticals, Inc.
3,000,000	3.000%, 06/15/2014	3,071,250

	Health Care Equipment & Supplies - 0.78%
	NuVasive, Inc.
2,000,000	2.250%, 03/15/2013	2,090,000

	Life Sciences Tools & Services - 1.22%
	Charles River Laboratories International, Inc.
3,250,000	2.250%, 06/15/2013	3,266,250
	Total Health Care (Cost $7,989,190)	8,427,500

	Industrials - 1.42%
	Electrical Equipment - 0.73%
	General Cable Corp.
2,000,000	4.500%, 11/15/2029	1,957,500

	Machinery - 0.12%
	Chart Industries, Inc.
250,000	2.000%, 08/01/2018	309,063

	Trading Companies & Distributors - 0.57%
	WESCO International, Inc.
710,000	6.000%, 09/15/2029	1,535,375
	Total Industrials (Cost $2,841,610)	3,801,938

	Information Technology - 1.91%
	Internet Software & Services - 1.19%
	DealerTrack Holdings, Inc.
3,000,000	1.500%, 03/15/2017 (b)(f)	3,180,000

	Software - 0.72%
	Rovi Corp.
2,000,000	2.625%, 02/15/2040	1,935,000
	Total Information Technology (Cost $4,983,571)	5,115,000

	Materials - 0.08%
	Metals & Mining - 0.08%
	Steel Dynamics, Inc.
200,000	5.125%, 06/15/2014	210,000
	Total Materials (Cost $200,000)	210,000

	TOTAL CONVERTIBLE BONDS (Cost $22,722,228)	25,003,563

	CORPORATE BONDS - 69.17%
	Consumer Discretionary - 25.55%
	Diversified Consumer Services - 3.47%
	Carriage Services, Inc.
3,000,000	7.875%, 01/15/2015	3,041,250
	Education Management LLC
4,800,000	8.750%, 06/01/2014	4,296,000
	Monitronics International Inc.
2,000,000	9.125%, 04/01/2020 (b)(c)(f)	1,930,000
		9,267,250
	Hotels, Restaurants & Leisure - 4.41%
	Ameristar Casinos, Inc.
125,000	7.500%, 04/15/2021 (b)(c)(f)	134,375
	Cedar Fair L.P.
600,000	9.125%, 08/01/2018	669,000
	Gaylord Entertainment Co.
3,000,000	6.750%, 11/15/2014	3,029,999
	Penn National Gaming, Inc.
1,600,000	8.750%, 08/15/2019	1,780,000
	Royal Caribbean Cruises Ltd.
1,450,000	7.000%, 06/15/2013 (e)	1,515,250
1,615,000	7.500%, 10/15/2027 (e)	1,639,225
	Scientific Games International Inc.
350,000	7.875%, 06/15/2016 (b)(c)(f)	365,750
	Speedway Motorsports, Inc.
1,000,000	8.750%, 06/01/2016	1,092,500
500,000	6.750%, 02/01/2019	524,375
	Vail Resorts, Inc.
1,000,000	6.500%, 05/01/2019	1,055,000
		11,805,474
	Household Durables - 0.97%
	Jarden Corp.
2,000,000	7.500%, 05/01/2017	2,250,000
	Libbey Glass, Inc.
250,000	6.875%, 05/15/2020 (b)(c)(f)	258,125
	Sealy Mattress Co.
78,000	10.875%, 04/15/2016 (b)(c)(f)	84,826
		2,592,951
	Internet & Catalog Retail - 0.40%
	HSN, Inc.
1,000,000	11.250%, 08/01/2016	1,065,010

	Leisure Equipment & Products - 1.15%
	Brunswick Corp.
3,000,000	7.375%, 09/01/2023	3,067,500

	Media - 8.09%
	Interactive Data Corp.
500,000	10.250%, 08/01/2018	557,815
	Lamar Media Corp.
1,750,000	6.625%, 08/15/2015	1,776,250
1,000,000	6.625%, 08/15/2015	1,015,000
250,000	5.875%, 02/01/2022 (b)(c)(f)	257,500
	Lions Gate Entertainment Inc.
8,000,000	10.250%, 11/01/2016 (e)	8,799,999
1,000,000	4.000%, 01/11/2017 (b)(e)	1,541,250
	MDC Partners Inc.
3,500,000	11.000%, 11/01/2016 (e)	3,745,000
	Regal Entertainment Group
2,300,000	9.125%, 08/15/2018	2,541,500
	Ticketmaster Entertainment, Inc.
1,325,000	10.750%, 08/01/2016	1,407,813
		21,642,127
	Specialty Retail - 3.92%
	Asbury Automotive Group, Inc.
1,645,000	7.625%, 03/15/2017	1,706,688
	Sonic Automotive, Inc.
3,525,000	9.000%, 03/15/2018	3,851,063
	United Auto Group, Inc.
4,725,000	7.750%, 12/15/2016	4,913,999
		10,471,750
	Textiles, Apparel & Luxury Goods - 3.14%
	Oxford Industries, Inc.
4,500,000	11.375%, 07/15/2015	4,775,670
	Phillips Van-Heusen
3,120,000	7.750%, 11/15/2023	3,635,580
		8,411,250
	Total Consumer Discretionary (Cost $63,917,649)	68,323,312

	Consumer Staples - 7.73%
	Food & Staples Retailing - 3.64%
	The Pantry, Inc.
5,500,000	7.750%, 02/15/2014	5,527,500
	SUPERVALU Inc.
3,500,000	8.000%, 05/01/2016	3,561,250
	Susser Holdings LLC / Susser Finance Corp.
600,000	8.500%, 05/15/2016	655,500
		9,744,250
	Food Products - 1.24%
	Darling International, Inc.
100,000	8.500%, 12/15/2018	112,750
	Post Holdings, Inc.
125,000	7.375%, 02/15/2022 (b)(c)(f)	132,188
	Smithfield Foods, Inc.
2,750,000	7.750%, 07/01/2017	3,055,937
		3,300,875
	Personal Products - 2.85%
	Prestige Brands Inc.
4,000,000	8.250%, 04/01/2018	4,400,000
	Revlon Consumer Products Corp.
3,000,000	9.750%, 11/15/2015	3,225,000
		7,625,000
	Total Consumer Staples (Cost $19,629,771)	20,670,125

	Energy - 7.52%
	Energy Equipment & Services - 0.72%
	Hornbeck Offshore Services, Inc.
600,000	5.875%, 04/01/2020 (b)(c)(f)	598,500
	Parker Drilling Co.
1,000,000	9.125%, 04/01/2018	1,062,500
	SESI, LLC
250,000	7.125%, 12/15/2021 (b)(c)(f)	273,125
		1,934,125
	Oil, Gas & Consumable Fuels - 6.80%
	Berry Petroleum Co.
665,000	10.250%, 06/01/2014	748,125
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Co.
2,500,000	8.250%, 12/15/2017	2,600,000
	Concho Resources, Inc.
1,750,000	8.625%, 10/01/2017	1,938,125
550,000	6.500%, 01/15/2022	574,750
	Continental Resources, Inc.
100,000	8.250%, 10/01/2019	112,250
	Frontier Oil Corp.
1,000,000	6.875%, 11/15/2018	1,045,000
	Goodrich Pete Corp.
4,200,000	8.875%, 03/15/2019	4,021,500
	Inergy LP/Inergy Finance Corp.
3,000,000	6.875%, 08/01/2021	3,015,000
	United Refining Co.
4,000,000	10.500%, 02/28/2018	4,120,000
		18,174,750
	Total Energy (Cost $19,594,955)	20,108,875

	Health Care - 4.50%
	Health Care Providers & Services - 3.09%
	Acadia Healthcare Co., Inc.
3,000,000	12.875%, 11/01/2018	3,435,000
	Examworks Group, Inc.
3,500,000	9.000%, 07/15/2019	3,618,125
	CHS/Community Health Systems, Inc.
1,183,000	8.875%, 07/15/2015	1,215,533
		8,268,658
	Pharmaceuticals - 1.41%
	Warner Chilcott Corp.
3,500,000	7.750%, 09/15/2018 (e)	3,771,250
	Total Health Care (Cost $10,982,881)	12,039,908

	Industrials - 16.92%
	Aerospace & Defense - 4.65%
	AAR Corp.
3,000,000	7.250%, 01/15/2022 (b)(c)(f)	2,977,500
	Kratos Defense & Security Solutions, Inc.
3,500,000	10.000%, 06/01/2017	3,788,749
	TransDigm, Inc.
2,000,000	7.750%, 12/15/2018	2,205,000
	Triumph Group Inc.
2,150,000	8.000%, 11/15/2017	2,354,250
1,000,000	8.625%, 07/15/2018	1,115,000
		12,440,499
	Commercial Services & Supplies - 4.45%
	Casella Waste Systems, Inc.
2,410,000	7.750%, 02/15/2019	2,385,900
	Covanta Holding Corp.
1,000,000	3.250%, 06/01/2014 (b)	1,178,750
1,000,000	7.250%, 12/01/2020	1,088,413
	Iron Mountain, Inc.
1,500,000	6.625%, 01/01/2016	1,506,750
	Mobile Mini, Inc.
2,500,000	6.875%, 05/01/2015	2,534,375
	R. R. Donnelley & Sons Co.
3,000,000	8.600%, 08/15/2016	3,195,000
		11,889,188
	Construction & Engineering - 1.39%
	Tutor Perini Corp.
3,700,000	7.625%, 11/01/2018	3,727,750

	Electrical Equipment - 0.40%
	Polypore International, Inc.
1,000,000	7.500%, 11/15/2017	1,066,250

	Machinery - 1.44%
	Altra Holdings, Inc.
1,500,000	8.125%, 12/01/2016	1,618,125
	American Railcar Industries, Inc.
2,200,000	7.500%, 03/01/2014	2,238,500
		3,856,625
	Road & Rail - 4.59%
	Kansas City Southern de Mexico SA de CV
4,000,000	8.000%, 02/01/2018 (e)	4,495,200
2,000,000	6.625%, 12/15/2020 (e)	2,235,000
2,000,000	6.125%, 06/15/2021 (e)	2,210,000
	Quality Distribution LLC/QD Capital Corp.
3,025,000	9.875%, 11/01/2018	3,327,500
		12,267,700
	Total Industrials (Cost $42,359,695)	45,248,012

	Information Technology - 6.34%
	Electronic Equipment, Instruments & Components - 1.94%
	Anixter Inc.
500,000	5.625%, 05/01/2019	518,750
	Kemet Corp.
4,500,000	10.500%, 05/01/2018	4,657,500
		5,176,250
	Internet Software & Services - 0.10%
	Equinix, Inc.
250,000	7.000%, 07/15/2021	275,625

	IT Services - 2.79%
	iGATE Corp.
5,000,000	9.000%, 05/01/2016	5,375,000
	Lender Processing Services, Inc.
2,000,000	8.125%, 07/01/2016	2,095,000
		7,470,000
	Semiconductors & Semiconductor Equipment - 0.92%
	KLA-Tencor Corp.
500,000	6.900%, 05/01/2018	597,944
	National Semiconductor Corp.
1,500,000	6.600%, 06/15/2017	1,856,289
		2,454,233
	Software - 0.59%
	Audatex North America, Inc.
1,500,000	6.750%, 06/15/2018 (b)(f)	1,586,250
	Total Information Technology (Cost $15,838,622)	16,962,358

	Materials - 0.20%
	Metals & Mining - 0.20%
	Steel Dynamics, Inc.
500,000	7.625%, 03/15/2020	537,500
	Total Materials (Cost $500,000)	537,500

	Telecommunication Services - 0.41%
	Diversified Telecommunications - 0.41%
	Level 3 Financing, Inc.
1,000,000	10.000%, 02/01/2018	1,087,500
	Total Telecommunication Services (Cost $1,066,675)	1,087,500

	TOTAL CORPORATE BONDS (Cost $173,890,248)	184,977,590

	SHORT TERM INVESTMENTS - 10.75%
	Investment Company - 10.75%
22,250,116	Fidelity Institutional Government Portfolio - 0.01%, 0.077% (g)	22,250,116
6,497,674	The STIT-Treasury Portfolio - 0.02%, 0.051% (g)	6,497,674
	Total Investment Company	28,747,790

	TOTAL SHORT TERM INVESTMENTS (Cost $28,747,790)	28,747,790

	Total Investments (Cost ($248,793,301) - 98.00%	262,090,122
	Other Assets in Excess of Liabilities - 2.00%	5,340,560
	TOTAL NET ASSETS - 100.00%	$267,430,682

(a)	Non Income Producing
(b)	Illiquid Security. The total value of these securities amounted to $989,494 (0.55% of net assets) at June 30, 2012.
(c)	Restricted security deemed liquid. The total value of restricted securities is $7,011,889 (2.62% of net assets) at June 30, 2012.
(d)	Fair valued security. The total value of these securities amounted to $0 (0.00% of net assets) at June 30, 2012.
(e)	Foreign issued security. The total value of these securities amounted to $33,077,174 (12.37% of net assets) at June 30, 2012.
(f)	144A Security. The total value of these securities is $11,778,139 (4.40% of net assets) at June 30, 2012.
(g)	7-day yield

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$248,793,301
Gross unrealized appreciation	16,952,355
Gross unrealized depreciation	(3,655,534)
Net unrealized appreciation	$13,296,821

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo International Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 86.03%
	Australia - 0.58%
	Metals & Mining - 0.58%
6,000	BHP Billiton Ltd. - ADR	$391,800
	Total Australia (Cost $437,098)	391,800

	Brazil - 6.55%
	Diversified Financial Services - 1.38%
184,320	BM&F Bovespa SA	929,630

	Health Care Providers & Services - 1.88%
58,200	Diagnosticos da America SA	380,466
70,000	Fleury SA	888,723
		1,269,189
	Real Estate Management & Development - 1.11%
36,000	BR Properties SA	421,210
16,000	Iguatemi Empresa de Shopping Centers SA	329,400
		750,610
	Wireless Telecommunication Services - 2.18%
53,630	Tim Participacoes SA - ADR	1,472,680
	Total Brazil (Cost $4,749,978)	4,422,109

	Canada - 0.39%
	Metals & Mining - 0.39%
8,400	Teck Resources Ltd. - Class B	259,896
	Total Canada (Cost $300,015)	259,896

	Chile - 1.50%
	Beverages - 1.50%
16,200	Compania Cervecerias Unidas S.A. - ADR	1,010,232
	Total Chile (Cost $794,327)	1,010,232

	China - 3.64%
	Automobiles - 0.69%
300,000	Dongfeng Motor Group Co. Ltd. - Class H	468,917

	Biotechnology - 0.97%
47,700	3SBio, Inc. - ADR(a)	651,105

	Food Products - 0.33%
84,500	Biostime International Holdings Ltd.	221,505

	Health Care Equipment & Supplies - 0.76%
17,000	Mindray Medical International Ltd. - ADR	514,930

	IT Services - 0.27%
347,000	Travelsky Technology Ltd. - Class H	180,888

	Specialty Retail - 0.62%
217,500	Lentuo Internationl Inc. - ADR(a)	417,600
	Total China (Cost $2,945,570)	2,454,945

	France - 12.06%
	Beverages - 2.89%
9,000	Pernod Ricard SA	962,391
9,000	Remy Cointreau SA	988,794
		1,951,185
	Chemicals - 1.30%
7,700	Air Liquide SA	880,332

	Electrical Equipment - 1.40%
17,000	Schneider Electric	944,925

	Energy Equipment & Services - 1.78%
11,500	Technip SA	1,198,486

	Food Products - 1.67%
18,100	DANONE S.A.	1,124,856

	Multiline Retail - 0.42%
2,000	PPR	285,064

	Software - 1.61%
11,600	Dassault Systemes S.A.	1,088,335

	Textiles, Apparel & Luxury Goods - 0.99%
4,400	LVMH Moet Hennessy Louis Vuitton SA	669,637
	Total France (Cost $7,621,399)	8,142,820

	Germany - 14.31%
	Automobiles - 0.48%
2,000	Bayerische Motoren Werke (BMW) AG	144,736
7,500	Bayerische Motoren Werke (BMW) AG - ADR	179,400
		324,136
	Chemicals - 0.92%
4,000	Linde AG	622,964

	Food Products - 0.85%
2,200	KWS Saat AG	572,393

	Health Care Equipment & Supplies - 2.10%
13,700	Fresenius SE	1,418,470

	Household Products - 2.01%
24,400	Henkel AG & Co. KGaA	1,354,005

	Industrial Conglomerates - 0.56%
4,500	Siemens AG - ADR	378,315

	Pharmaceuticals - 2.04%
3,000	Bayer AG - ADR	214,380
16,100	Bayer AG	1,160,157
		1,374,537
	Software - 2.10%
23,900	SAP AG - ADR	1,418,704

	Textiles, Apparel & Luxury Goods - 3.25%
17,700	Adidas AG	1,268,701
3,200	Puma AG Rudolf Dassler Sport	924,227
		2,192,928
	Total Germany (Cost $8,958,641)	9,656,452

	Hong Kong - 5.67%
	Hotels, Restaurants & Leisure - 0.23%
120,000	Mandarin Oriental International Ltd.	155,640

	Industrial Conglomerates - 4.15%
28,184	Jardine Matheson Holding Ltd.	1,372,851
46,695	Jardine Strategic Holdings Ltd.(a)	1,435,413
		2,808,264
	Specialty Retail - 0.70%
235,000	Belle International Holdings Ltd.	402,593
250,000	Oriental Watch Holdings Ltd.	67,043
		469,636
	Textiles, Apparel & Luxury Goods - 0.59%
160,000	Stella International Holdings Ltd.	396,535
	Total Hong Kong (Cost $3,581,046)	3,830,075

	India - 1.24%
	Pharmaceuticals - 1.24%
28,300	Dr. Reddy's Laboratories Ltd. - ADR	839,944
	Total India (Cost $721,953)	839,944

	Indonesia - 0.26%
	Wireless Telecommunication Services - 0.26%
500,000	Tower Bersama Infrastructure Tbk PT	175,163
	Total Indonesia (Cost $163,943)	175,163

	Israel - 0.91%
	Pharmaceuticals - 0.91%
15,600	Teva Pharmaceutical Industries Ltd. - ADR	615,264
	Total Israel (Cost $656,068)	615,264

	Italy - 0.31%
	Textiles, Apparel & Luxury Goods - 0.31%
10,000	Salvatore Ferragamo Italia SpA	208,592
	Total Italy (Cost $205,283)	208,592

	Japan - 2.68%
	Electronic Equipment, Instruments & Components - 0.30%
34,000	Nippon Electric Glass Co., Ltd.	203,067

	Machinery - 1.22%
5,000	FANUC CORP.	821,906

	Office Electronics - 0.72%
12,200	CANON INC. - ADR	487,268

	Tobacco - 0.44%
10,000	JAPAN TOBACCO INC.	296,256
	Total Japan (Cost $2,012,292)	1,808,497

	Luxembourg - 1.66%
	Wireless Telecommunication Services - 1.66%
11,900	Millicom Internationall Cellular SA(a)	1,123,074
	Total Luxembourg (Cost $890,509)	1,123,074

	Malaysia - 2.08%
	Airlines - 1.77%
1,055,000	AirAsia BHD	1,194,082

	Hotels, Restaurants & Leisure - 0.31%
100,000	QSR Brands Bhd	209,100
	Total Malaysia (Cost $673,270)	1,403,182

	Mexico - 1.42%
	Food & Staples Retailing - 0.62%
15,800	Wal-Mart de Mexico SAB de CV - ADR	420,912

	Wireless Telecommunication Services - 0.80%
20,600	America Movil SAB de CV - ADR	536,836
	Total Mexico (Cost $910,366)	957,748

	Netherlands - 2.93%
	Food Products - 1.83%
37,000	Unilever NV - NY Shares - ADR	1,233,950

	Semiconductors & Semiconductor Equipment - 1.10%
14,500	ASML Holding N.V. - NY Shares - ADR	745,590
	Total Netherlands (Cost $1,730,479)	1,979,540

	Norway - 0.91%
	Commercial Services & Supplies - 0.91%
72,000	Tomra Systems Asa	612,274
	Total Norway (Cost $437,067)	612,274

	Singapore - 0.85%
	Semiconductors & Semiconductor Equipment - 0.85%
16,070	Avago Technologies Ltd.	576,913
	Total Singapore (Cost $545,220)	576,913

	Spain - 2.04%
	Food Products - 0.51%
20,000	Ebro Foods SA	344,317

	Specialty Retail - 1.53%
10,000	Industria de Diseno Textil, S.A. (Inditex)	1,033,655
	Total Spain (Cost $1,165,844)	1,377,972

	Sweden - 1.20%
	Communications Equipment - 1.20%
88,400	Telefonaktirbolaget LM Ericsson - ADR(a)	807,092
	Total Sweden (Cost $1,005,930)	807,092

	Switzerland - 10.76%
	Capital Markets - 3.06%
92,900	GAM Holding AG	1,037,154
28,400	Julius Baer Group Ltd.	1,029,690
		2,066,844
	Chemicals - 1.91%
18,800	Syngenta Ag - ADR	1,286,672

	Electrical Equipment - 1.51%
62,400	ABB Ltd. - ADR	1,018,368

	Food Products - 1.87%
800	Barry Callebaut Ag	727,804
9,000	Nestle SA	537,101
		1,264,905
	Marine - 0.24%
1,500	Kuehne + Nagel International AG	158,915

	Specialty Retail - 0.36%
2,000	Dufry AG(a)	242,417

	Textiles, Apparel & Luxury Goods - 1.81%
16,500	Compagnie Financiere Richemont SA - Class BR A	906,012
800	The Swatch Group AG	316,193
		1,222,205
	Total Switzerland (Cost $7,173,245)	7,260,326

	Taiwan, Province of China - 1.74%
	Semiconductors & Semiconductor Equipment - 1.74%
84,281	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,176,563
	Total Taiwan, Province of China (Cost $858,239)	1,176,563

	United Kingdom - 10.34%
	Beverages - 2.52%
12,600	Diageo plc - ADR	1,298,682
10,000	SABMiller plc	401,211
		1,699,893
	Capital Markets - 2.18%
35,500	Schroders PLC	598,765
41,500	Schroders PLC	869,874
		1,468,639
	Energy Equipment & Services - 1.07%
33,000	Petrofac Ltd.	720,299

	Health Care Equipment & Supplies - 1.10%
14,900	Smith & Nephew PLC - ADR	744,851

	Hotels, Restaurants & Leisure - 1.79%
161,085	Millennium & Copthorne Hotels PLC	1,209,813

	Internet Software & Services - 1.68%
90,000	Telecity Group PLC(a)	1,134,275
	Total United Kingdom (Cost $6,455,116)	6,977,770

	TOTAL COMMON STOCK (Cost $54,992,898)	58,068,243

	PREFERRED STOCKS - 3.18%
	Brazil - 3.18%
	Beverages - 2.16%
38,100	Companhia de Bebidas das Americas (AMBEV) - ADR	1,460,373

	Oil, Gas & Consumable Fuels - 1.02%
37,800	Petroleo Brasileiro S.A. - ADR	685,692
	Total Brazil (Cost $2,094,368)	2,146,065

	TOTAL PREFERRED STOCK (Cost $2,094,368)	2,146,065

	SHORT TERM INVESTMENTS - 2.12%
	Investment Company - 2.12%
1,433,742	Fidelity Institutional Government Portfolio - 0.01% (b)	1,433,742
	Total Investment Company	1,433,742

	TOTAL SHORT TERM INVESTMENTS (Cost $1,433,742)	1,433,742

	Total Investments (Cost ($58,521,008) - 91.33%	61,648,050
	Other Assets in Excess of Liabilities - 8.67%	5,851,175
	TOTAL NET ASSETS - 100.00%	$67,499,225

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non Income Producing
(b)	7-day yield

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$58,521,008
Gross unrealized appreciation	9,576,995
Gross unrealized depreciation	(6,449,953)
Net unrealized appreciation	$3,127,042

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

As of June 30, 2012, the industry diversification was as follows:
	Fair Value	Percentage
Common Stocks
Airlines	$1,194,082	1.77%
Automobiles	793,053	1.17%
Beverages	4,661,310	6.91%
Biotechnology	651,105	0.96%
Capital Markets	3,535,483	5.25%
Chemicals	2,789,968	4.13%
Commercial Services & Supplies	612,274	0.91%
Communications Equipment	807,092	1.20%
Diversified Financial Services	929,630	1.38%
Electrical Equipment	1,963,293	2.91%
Electronic Equipment, Instruments & Components	203,067	0.30%
Energy Equipment & Services	1,918,785	2.84%
Food & Staples Retailing	420,912	0.62%
Food Products	4,761,926	7.05%
Health Care Equipment & Supplies	2,678,251	3.97%
Health Care Providers & Services	1,269,189	1.88%
Hotels, Restaurants & Leisure	1,574,553	2.33%
Household Products	1,354,005	2.01%
Industrial Conglomerates	3,186,579	4.72%
Internet Software & Services	1,134,275	1.68%
IT Services	180,888	0.27%
Machinery	821,906	1.22%
Marine	158,915	0.24%
Metals & Mining	651,696	0.97%
Multiline Retail	285,064	0.42%
Office Electronics	487,268	0.72%
Pharmaceuticals	2,829,745	4.19%
Real Estate Management & Development	750,610	1.11%
Semiconductors & Semiconductor Equipment	2,499,066	3.70%
Software	2,507,039	3.71%
Specialty Retail	2,163,308	3.20%
Textiles, Apparel & Luxury Goods	4,689,897	6.95%
Tobacco	296,256	0.44%
Wireless Telecommunication Services	3,307,753	4.90%
Total Common Stocks	58,068,243	86.03%

Preferred Stocks
Beverages	1,460,373	2.16%
Oil, Gas & Consumable Fuels	685,692	1.02%
Total Preferred Stocks	2,146,065	3.18%

Short Term Investments
Investment Company	1,433,742	2.12%
Total Short Term Investments	1,433,742	2.12%

Total Investments	61,648,050	91.33%
Other Assets in Excess of Liabilities	5,851,175	8.67%
TOTAL NET ASSETS	$67,499,225	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Large Cap Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 96.51%
	Consumer Discretionary - 14.71%
	Auto Components - 2.15%
23,300	Johnson Controls, Inc.	$645,643

	Automobiles - 3.68%
13,700	TOYOTA MOTOR CORP. - ADR (b)	1,102,576

	Hotels, Restaurants & Leisure - 2.49%
19,050	Marriott International, Inc. - Class A	746,760

	Media - 1.54%
9,500	The Walt Disney Co.	460,750

	Specialty Retail - 0.72%
6,300	Abercrombie & Fitch Co. - Class A	215,082

	Textiles, Apparel & Luxury Goods - 4.13%
11,000	Deckers Outdoor Corp. (a)	484,110
17,300	Luxottica Group S.p.A. - ADR(b)	604,289
1,700	NIKE, Inc.	149,226
		1,237,625
	Total Consumer Discretionary (Cost $4,326,902)	4,408,436

	Consumer Staples - 2.28%
	Food & Staples Retailing - 2.28%
7,200	Costco Wholesale Corp.	684,000
	Total Consumer Staples (Cost $365,171)	684,000

	Energy - 5.81%
	Energy Equipment & Services - 5.81%
22,800	Baker Hughes, Inc.	937,080
12,379	Schlumberger Ltd. (b)	803,521
	Total Energy (Cost $1,712,663)	1,740,601

	Financials - 11.64%
	Capital Markets - 3.89%
4,200	The Goldman Sachs Group, Inc.	402,612
16,600	Northern Trust Corp.	763,932
		1,166,544
	Diversified Financial Services - 7.75%
9,475	American Express Co.	551,540
7,400	Franklin Resources, Inc.	821,326
26,550	JPMorgan Chase & Co.	948,631
		2,321,497
	Total Financials (Cost $2,889,486)	3,488,041

	Health Care - 16.99%
	Biotechnology - 3.23%
18,900	Gilead Sciences, Inc. (a)	969,192

	Health Care Equipment & Supplies - 2.25%
11,100	Varian Medical Systems, Inc. (a)	674,547

	Health Care Providers & Services - 1.85%
23,900	HEALTHSOUTH Corp. (a)	555,914

	Health Care Technology - 1.50%
5,450	Cerner Corp. (a)	450,497

	Life Sciences Tools & Services - 2.38%
18,200	Agilent Technologies, Inc.	714,168

	Pharmaceuticals - 5.78%
23,500	Forest Laboratories, Inc. (a)	822,265
25,925	Hospira, Inc. (a)	906,857
		1,729,122
	Total Health Care (Cost $4,523,561)	5,093,440

	Industrials - 9.88%
	Aerospace & Defense - 5.15%
15,100	The Boeing Co.	1,121,930
2,550	Precision Castparts Corp.	419,450
		1,541,380
	Air Freight & Logistics - 2.96%
9,700	FedEx Corp.	888,617

	Construction & Engineering - 1.77%
10,750	Fluor Corp.	530,405
	Total Industrials (Cost $2,015,872)	2,960,402

	Information Technology - 31.14%
	Communications Equipment - 7.48%
56,500	Juniper Networks, Inc. (a)	921,515
11,150	Motorola Solutions, Inc.	536,427
14,100	QUALCOMM Inc.	785,088
		2,243,030
	Computers & Peripherals - 2.65%
24,950	NetApp, Inc. (a)	793,909

	Internet Software & Services - 5.91%
21,800	eBay Inc. (a)	915,818
1,475	Google Inc. - Class A (a)	855,603
		1,771,421
	IT Services - 1.49%
3,600	Visa Inc.	445,068

	Semiconductors & Semiconductor Equipment - 7.71%
28,000	Altera Corp.	947,519
42,950	Applied Materials, Inc.	492,207
25,800	Broadcom Corp. - Class A	872,040
		2,311,766
	Software - 5.90%
69,200	Electronic Arts Inc. (a)	854,620
30,750	Oracle Corp.	913,275
		1,767,895
	Total Information Technology (Cost $8,784,966)	9,333,089

	Materials - 4.06%
	Chemicals - 4.06%
14,700	Monsanto Co.	1,216,866
	Total Materials (Cost $874,920)	1,216,866

	TOTAL COMMON STOCKS (Cost $25,493,541)	28,924,875

	SHORT TERM INVESTMENTS - 3.92%
	Investment Company - 3.92%
1,173,465	Fidelity Institutional Government Portfolio - 0.01% (c)	1,173,465
	Total Investment Company	1,173,465

	TOTAL SHORT TERM INVESTMENTS (Cost $1,173,465)	1,173,465

	Total Investments (Cost ($26,667,006) - 100.43%	30,098,340
	Liabilities in Excess of Other Assets - (0.43)%	(127,568)
	TOTAL NET ASSETS - 100.00%	$29,970,772

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $2,510,386 (8.38% of net assets) at June 30, 2012.
(c)	7-day yield

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$26,667,006
Gross unrealized appreciation	5,284,537
Gross unrealized depreciation	(1,853,203)
Net unrealized appreciation	$3,431,334

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Micro Cap Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 94.36%
	Consumer Discretionary - 6.52%
	Diversified Consumer Services - 0.95%
100,000	National American University Holdings, Inc.	$430,000

	Hotels, Restaurants & Leisure - 2.05%
66,800	Shuffle Master, Inc. (a)	921,840

	Household Durables - 1.28%
26,000	iRobot Corp. (a)	575,900

	Textiles, Apparel & Luxury Goods - 2.24%
22,600	Oxford Industries, Inc.	1,010,220
	Total Consumer Discretionary (Cost $2,403,346)	2,937,960

	Consumer Staples - 1.78%
	Food Products - 1.78%
85,600	Smart Balance, Inc. (a)	803,784
	Total Consumer Staples (Cost $481,820)	803,784

	Financials - 6.64%
	Capital Markets - 0.98%
12,800	Cohen & Steers, Inc.	441,728

	Diversified Financial Services - 5.66%
60,000	FX Alliance Inc. (a)	942,600
60,400	MarketAxess Holdings, Inc. (a)	1,609,056
		2,551,656
	Total Financials (Cost $1,706,143)	2,993,384

	Health Care - 18.20%
	Health Care Equipment & Supplies - 8.70%
50,200	Align Technology, Inc. (a)	1,679,692
16,400	ICU Medical, Inc. (a)	875,432
41,925	Meridian Bioscience, Inc.	857,786
11,050	Neogen Corp. (a)	510,510
		3,923,420
	Health Care Providers & Services - 3.68%
11,000	Landauer, Inc.	630,630
19,600	National Research Corp.	1,026,060
		1,656,690
	Health Care Technology - 5.82%
15,000	Computer Programs and Systems, Inc.	858,300
29,700	Medidata Solutions, Inc. (a)	970,299
54,100	Omnicell, Inc. (a)	792,024
		2,620,623
	Total Health Care (Cost $4,554,673)	8,200,733

	Industrials - 13.38%
	Building Products - 1.12%
42,400	Ameresco, Inc. - Class A (a)	505,832

	Commercial Services & Supplies - 1.63%
45,000	Heritage-Crystal Clean, Inc. (a)	735,750

	Construction & Engineering - 2.21%
58,400	MYR Group Inc. (a)	996,304

	Electrical Equipment - 2.76%
60,000	Thermon Group Holdings Inc. (a)	1,242,600

	Machinery - 4.03%
22,200	Chart Industries, Inc. (a)	1,526,472
10,000	Proto Labs, Inc. (a)	287,600
		1,814,072
	Professional Services - 1.63%
13,900	Exponent, Inc. (a)	734,337
	Total Industrials (Cost $4,116,609)	6,028,895

	Information Technology - 45.44%
	Communications Equipment - 2.79%
81,600	EXFO, Inc. (a) (b)	407,184
35,000	Procera Networks, Inc. (a)	850,850
		1,258,034
	Computers & Peripherals - 3.47%
27,492	Rimage Corp.	219,936
27,100	Stratasys, Inc. (a)	1,342,805
		1,562,741
	Electronic Equipment, Instruments & Components - 2.78%
32,000	DTS, Inc. (a)	834,560
35,500	Electro Scientific Industries, Inc.	419,610
		1,254,170
	Internet Software & Services - 15.54%
40,000	comScore Inc. (a)	658,400
55,500	Cornerstone OnDemand, Inc. (a)	1,321,455
35,000	Envestnet, Inc. (a)	420,000
158,500	Internap Network Services Corp. (a)	1,031,835
39,600	Keynote Systems, Inc.	588,060
62,800	SciQuest, Inc. (a)	1,127,888
36,000	SPS Commerce Inc. (a)	1,093,680
40,900	XO Group, Inc. (a)	362,783
153,000	Zix Corp. (a)	397,800
		7,001,901
	Semiconductors & Semiconductor Equipment - 3.26%
8,500	NVE Corp. (a)	456,875
102,350	PDF Solutions, Inc. (a)	1,010,195
		1,467,070
	Software - 17.60%
16,500	ACI Worldwide, Inc. (a)	729,465
23,800	Bottomline Techologies, Inc. (a)	429,590
84,178	Deltek, Inc. (a)	975,623
30,000	Ellie Mae, Inc. (a)	540,000
25,000	EPIQ Systems, Inc.	306,250
50,000	Exa Corp. (a)	530,500
48,000	Guidewire Software Inc. (a)	1,349,759
10,000	Imperva Inc. (a)	288,200
35,000	Proofpoint, Inc. (a)	593,250
56,800	PROS Holdings, Inc. (a)	955,376
35,500	Tangoe, Inc. (a)	756,505
73,500	Velti PLC (a) (b)	477,750
		7,932,268
	Total Information Technology (Cost $16,513,730)	20,476,184

	Materials - 1.42%
	Chemicals - 0.37%
36,600	STR Holdings Inc. (a)	166,896

	Metals & Mining - 1.05%
47,300	Horsehead Holding Corp. (a)	471,108
	Total Materials (Cost $858,699)	638,004

	Telecommunication Services - 0.98%
	Diversified Telecommunication Services - 0.98%
105,000	8x8, Inc. (a)	441,000
	Total Telecommunication Services (Cost $426,153)	441,000

	TOTAL COMMON STOCKS (Cost $31,061,173)	42,519,944

	SHORT TERM INVESTMENTS - 8.08%
	Investment Company - 8.08%
3,642,129	Fidelity Institutional Government Portfolio - 0.01% (c)	3,642,129
	Total Investment Company	3,642,129

	TOTAL SHORT TERM INVESTMENTS (Cost $3,642,129)	3,642,129

	Total Investments (Cost ($34,703,302) - 102.44%	46,162,073
	Liabilities in Excess of Other Assets - (2.44)%	(1,098,617)
	TOTAL NET ASSETS - 100.00%	$45,063,456

PLC	Public Limited Company
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $884,934 (1.96% of net assets) at June 30, 2012.
(c)	7-day yield

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$34,703,302
Gross unrealized appreciation	13,672,939
Gross unrealized depreciation	(2,214,168)
Net unrealized appreciation	$11,458,771

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Mid Cap Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 95.13%
	Consumer Discretionary - 25.74%
	Auto Components - 4.22%
275,200	Autoliv, Inc.	$15,042,432
650,700	Gentex Corp.	13,580,109
		28,622,541
	Distributors - 1.46%
295,950	LKQ Corp. (a)	9,884,730

	Diversified Consumer Services - 2.12%
464,250	DeVry, Inc.	14,377,823

	Hotels, Restaurants & Leisure - 4.78%
1,032,850	International Game Technology	16,267,388
347,675	Life Time Fitness, Inc. (a)	16,170,364
		32,437,752
	Household Durables - 2.95%
505,650	Harman International Industries, Inc.	20,023,740

	Specialty Retail - 6.31%
415,700	Abercrombie & Fitch Co. - Class A	14,191,998
169,425	PETsMART, Inc.	11,551,397
614,500	Urban Outfitters, Inc. (a)	16,954,054
		42,697,449
	Textiles, Apparel & Luxury Goods - 3.90%
212,975	Deckers Outdoor Corp. (a)	9,373,030
180,600	Under Armour, Inc. - Class A (a)	17,063,088
		26,436,118
	Total Consumer Discretionary (Cost $163,940,974)	174,480,153

	Consumer Staples - 1.57%
	Food & Staples Retailing - 1.57%
111,525	Whole Foods Market, Inc.	10,630,563
	Total Consumer Staples (Cost $3,658,440)	10,630,563

	Financials - 16.62%
	Capital Markets - 7.17%
139,000	Affiliated Managers Group, Inc. (a)	15,213,550
442,900	Eaton Vance Corp.	11,936,155
466,600	Northern Trust Corp.	21,472,932
		48,622,637
	Diversified Financial Services - 9.45%
309,500	Global Payments Inc.	13,379,685
420,750	Moody's Corp.	15,378,413
360,800	Morningstar, Inc.	20,868,672
424,100	MSCI, Inc. (a)	14,427,882
		64,054,652
	Total Financials (Cost $100,904,148)	112,677,289

	Health Care - 10.65%
	Biotechnology - 1.05%
252,775	Amylin Pharmaceuticals, Inc. (a)	7,135,838

	Health Care Equipment & Supplies - 1.84%
329,400	DENTSPLY International, Inc.	12,454,614

	Life Sciences Tools & Services - 2.91%
204,925	Charles River Laboratories International, Inc. (a)	6,713,343
322,625	Illumina, Inc. (a)	13,030,824
		19,744,167
	Pharmaceuticals - 4.85%
470,650	Forest Laboratories, Inc. (a)	16,468,044
469,500	Hospira, Inc. (a)	16,423,110
		32,891,154
	Total Health Care (Cost $61,125,213)	72,225,773

	Industrials - 7.40%
	Air Freight & Logistics - 1.07%
495,800	UTI Worldwide, Inc. (b)	7,243,638

	Commercial Services & Supplies - 1.84%
726,600	Covanta Holding Corp.	12,461,190

	Construction & Engineering - 2.83%
795,700	Quanta Services, Inc. (a)	19,152,499

	Professional Services - 1.66%
228,900	Verisk Analytics, Inc - Class A (a)	11,275,614
	Total Industrials (Cost $44,885,940)	50,132,941

	Information Technology - 30.48%
	Communications Equipment - 2.34%
973,800	Juniper Networks, Inc. (a)	15,882,678

	Electronic Equipment, Instruments & Components - 3.37%
553,475	Dolby Laboratories, Inc. - Class A (a)	22,858,518

	Internet Software & Services - 5.99%
624,000	Akamai Technologies, Inc. (a)	19,812,000
118,350	Equinix, Inc. (a)	20,788,177
		40,600,177
	IT Services - 6.34%
129,500	Fiserv, Inc. (a)	9,352,490
634,000	NeuStar, Inc. (a)	21,175,599
376,150	VeriFone Systems, Inc. (a)	12,446,804
		42,974,893
	Semiconductors & Semiconductor Equipment - 2.66%
366,175	KLA-Tencor Corp.	18,034,119

	Software - 9.78%
131,600	ANSYS, Inc. (a)	8,305,276
1,247,100	Electronic Arts Inc. (a)	15,401,684
550,200	Fortinet Inc. (a)	12,775,644
154,250	Red Hat, Inc. (a)	8,712,040
638,800	Rovi Corp. (a)	12,533,256
204,400	Solera Holdings Inc.	8,541,876
		66,269,776
	Total Information Technology (Cost $181,090,737)	206,620,161

	Materials - 2.67%
	Chemicals - 2.67%
338,400	FMC Corp.	18,097,632
	Total Materials (Cost $9,605,756)	18,097,632

	TOTAL COMMON STOCKS (Cost $565,211,208)	644,864,512

	SHORT TERM INVESTMENTS - 4.95%
	Investment Company - 4.95%
33,585,030	Fidelity Institutional Government Portfolio - 0.01% (c)	33,585,030
	Total Investment Company	33,585,030

	TOTAL SHORT TERM INVESTMENTS (Cost $33,585,030)	33,585,030

	Total Investments (Cost ($598,796,238) - 100.08%	678,449,542
	Liabilities in Excess of Other Assets - (0.08)%	(538,807)
	TOTAL NET ASSETS - 100.00%	$677,910,735

(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $7,243,639 (1.07% of net assets) at June 30, 2012.
(c)	7-day yield

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$598,796,238
Gross unrealized appreciation	121,733,581
Gross unrealized depreciation	(42,080,277)
Net unrealized appreciation	$79,653,304

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Small Cap Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 97.26%
	Consumer Discretionary - 17.44%
	Auto Components - 1.57%
1,992,764	Gentex Corp.	$41,588,985

	Diversified Consumer Services - 1.95%
676,200	Capella Education Co. (a)(d)	23,504,712
905,983	DeVry, Inc.	28,058,294
		51,563,006
	Hotels, Restaurants & Leisure - 8.70%
1,964,200	Life Time Fitness, Inc. (a)	91,354,941
1,239,050	P.F. Chang's China Bistro, Inc. (d)	63,773,903
243,550	Peet's Coffee & Tea Inc. (a)	14,622,742
3,028,425	WMS Industries, Inc. (a)(d)	60,417,079
		230,168,665
	Household Durables - 2.21%
1,480,800	Harman International Industries, Inc.	58,639,679

	Internet & Catalog Retail - 0.32%
283,700	Blue Nile, Inc. (a)	8,428,727

	Media - 1.08%
2,632,750	Pandora Media Inc. (a)	28,617,993

	Textiles, Apparel & Luxury Goods - 1.61%
955,825	Oxford Industries, Inc. (d)	42,725,378
	Total Consumer Discretionary (Cost $325,078,875)	461,732,433

	Consumer Staples - 2.19%
	Food & Staples Retailing - 2.19%
1,083,700	The Fresh Market, Inc. (a)	58,118,831
	Total Consumer Staples (Cost $44,587,752)	58,118,831

	Energy - 1.68%
	Energy Equipment & Services - 1.68%
821,000	Lufkin Industries, Inc.	44,596,720
	Total Energy (Cost $55,643,544)	44,596,720

	Financials - 11.24%
	Capital Markets - 5.67%
1,575,400	Financial Engines Inc. (a)	33,792,330
1,219,700	Stifel Financial Corp. (a)	37,688,730
2,594,650	Waddell & Reed Financial, Inc. - Class A	78,566,002
		150,047,062
	Diversified Financial Services - 4.17%
942,650	FX Alliance Inc. (a)(c)	14,809,032
1,736,706	MarketAxess Holdings, Inc. (a)	46,265,848
854,900	Morningstar, Inc. (c)	49,447,415
		110,522,295
	Real Estate Management & Development - 1.40%
1,323,100	FirstService Corp. (a)(b)(c)	37,007,107
	Total Financials (Cost $182,835,020)	297,576,464

	Health Care - 14.78%
	Biotechnology - 1.04%
977,625	Amylin Pharmaceuticals, Inc. (a)	27,598,354

	Health Care Equipment & Services - 0.29%
366,800	PSS World Medical, Inc. (a)	7,699,132

	Health Care Equipment & Supplies - 6.53%
3,580,157	Align Technology, Inc. (a)	119,792,052
715,400	Haemonetics Corp. (a)	53,018,294
		172,810,346
	Health Care Technology - 2.87%
958,850	athenahealth Inc. (a)	75,912,155

	Life Sciences Tools & Services - 4.05%
2,040,900	ICON PLC - ADR (a)(b)(c)	45,981,477
827,400	Techne Corp. (c)	61,393,080
		107,374,557
	Total Health Care (Cost $218,321,758)	391,394,544

	Industrials - 15.07%
	Aerospace & Defense - 3.81%
528,800	Ceradyne, Inc.	13,563,720
3,391,500	Hexcel Corp. (a)	87,466,785
		101,030,505
	Electrical Equipment - 1.42%
928,000	Polypore International, Inc. (a)	37,481,920

	Machinery - 3.08%
415,950	Chart Industries, Inc. (a)	28,600,722
437,319	Valmont Industries, Inc.	52,902,479
		81,503,201
	Professional Services - 6.20%
2,302,160	The Corporate Executive Board Co. (c)(d)	94,112,302
866,150	Costar Group, Inc. (a)	70,331,380
		164,443,682
	Road & Rail - 0.56%
278,160	Genesee & Wyoming Inc. (a)	14,697,974
	Total Industrials (Cost $229,989,202)	399,157,282

	Information Technology - 34.86%
	Communications Equipment - 4.40%
2,865,358	ADTRAN, Inc.	86,505,158
1,986,300	Aruba Networks Inc. (a)	29,893,815
		116,398,973
	Computers & Peripherals - 2.48%
1,323,750	Stratasys, Inc. (a)(d)	65,591,813

	Electronic Equipment, Instruments & Components - 2.45%
662,300	DTS, Inc. (a)	17,272,784
1,774,462	National Instruments Corp.	47,662,049
		64,934,833
	Internet Software & Services - 9.59%
1,033,100	Ancestry.com, Inc. (a)	28,441,243
990,250	Angie's List Inc. (a)	15,685,560
722,950	Cornerstone OnDemand, Inc. (a)	17,213,440
2,664,800	DealerTrack Holdings Inc. (a)(c)(d)	80,237,128
3,299,725	Dice Holdings Inc. (a)(d)	30,984,418
3,130,500	Internap Network Services Corp. (a) (c)(d)	20,379,555
1,453,800	LogMeIn, Inc. (a)(d)	44,369,976
1,273,200	Millennial Media Inc. (a)	16,793,508
		254,104,828
	IT Services - 2.28%
1,804,000	NeuStar, Inc. (a)	60,253,600

	Semiconductors & Semiconductor Equipment - 5.62%
765,596	Cabot Microelectronics Corp.	22,363,059
2,397,718	MKS Instruments, Inc. (c)	69,365,981
2,342,958	Semtech Corp. (a)	56,980,739
		148,709,779
	Software - 8.04%
1,158,700	ACI Worldwide, Inc. (a)	51,226,128
465,600	Broadsoft Inc. (a)	13,483,776
876,764	Manhattan Associates, Inc. (a)	40,076,882
1,375,600	OPNET Technologies, Inc. (d)	36,577,204
1,797,950	RealD Inc. (a)	26,897,332
502,300	The Ultimate Software Group, Inc. (a)	44,764,976
		213,026,298
	Total Information Technology (Cost $716,912,494)	923,020,124

	TOTAL COMMON STOCKS (Cost $1,773,368,645)	2,575,596,398

	SHORT TERM INVESTMENTS - 2.20%
	Investment Company - 2.20%
58,216,570	Fidelity Institutional Government Portfolio - 0.01% (e)	58,216,570
	Total Investment Company	58,216,570

	TOTAL SHORT TERM INVESTMENTS (Cost $58,216,570)	58,216,570

	Total Investments (Cost ($1,831,585,215) - 99.46%	2,633,812,968
	Other Assets in Excess of Liabilities - 0.54%	14,431,692
	TOTAL NET ASSETS - 100.00%	$2,648,244,660

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $82,988,584 (3.13% of net assets) at June 30, 2012.
(c)	Portion or all of these securities deemed illiquid. The total value of these portions amounted to $108,048,382 (4.08% of net assets) at June 30, 2012.
(d)
Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer. The total value of these securities amounted to $562,673,468 (22.25% of net assets) at June 30, 2012. Please see Note 7 for details on affiliate transactions

(e)	7-day yield

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$ 1,831,585,215
Gross unrealized appreciation	891,063,493
Gross unrealized depreciation	(88,835,740)
Net unrealized appreciation	$ 802,227,753

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

INVESTMENT VALUATION

Corporate stocks and bonds traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and asked price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (NAV) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold.

As of June 30, 2012, the Buffalo High Yield Fund held one fair valued securities, with a market value of $0 or 0.00% of total net assets. In addition, with respect to the valuation of securities principally traded on foreign markets, the Buffalo China Fund and the Buffalo International Fund use a fair value pricing service approved by the Funds’ Board which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign markets, but before the close of the New York Stock Exchange (NYSE).

Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board determines that amortized cost does not represent fair value.

Summary of Fair Value Exposure at June 30, 2012

In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codifications (ASC) 820, Fair Value Measurements and Disclosure (ASC 820), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

In January 2010, the FASB issued ASU No. 2010-06, “Improving Disclosures about Fair Valued Measurements,” which amends the disclosure requirements related to recurring and nonrecurring fair value measurements. The guidance requires new disclosures on the transfers of assets and liabilities between Level 1 (quoted prices in active market for identical assets or liabilities) and Level 2 (significant other observable inputs) of the fair value measurement hierarchy, including the reasons and the timing of the transfers, Additionally, the guidance requires a rollforward of activities on purchases, sales, issuance and settlements of assets al liabilities measured using significant unobservable inputs (Level 3 fair value measurements). Other than requiring additional disclosures, the adoption of this new guidance did not have material impact on the financial statements.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in Note 9—Foreign Investment Risks, to the financial statements.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2012. These assets are measured on a recurring basis.

Buffalo China Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	2,385,018	17,078,336	-	19,463,354
Short Term Investment	149,356	-	-	149,356
Total*	2,534,374	17,078,336	-	19,612,710

Buffalo Discovery Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	391,019,569	-	-	391,019,569
Short Term Investment	11,293,786	-	-	11,293,786
Total*	402,313,355	-	-	402,313,355

Buffalo Flexible Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	229,864,562	-	-	229,864,562
	833,700	-	-	833,700
Convertible Bonds	-	18,461,625	-	18,461,625
Corporate Bonds	-	134,585,242	-	134,585,242
Short Term Investments	84,368,805	-	-	84,368,805
Total*	315,067,067	153,046,867	-	468,113,934
Written Options	(344,310)	(2,245)	-	(346,555)

Buffalo Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	475,935,084	-	-	475,935,084
Short Term Investment	16,762,839	-	-	16,762,839
Total*	492,697,923	-	-	492,697,923

Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	9,370,840	-	-	9,370,840
Convertible Preferred Stocks	-	8,396,589	-	8,396,589
Preferred Stocks
Financials	3,125,000	2,468,750	-	5,593,750
Convertible Bonds	-	28,281,377	-	28,281,377
Corporate Bonds	-	181,699,776	-	181,699,776
Short Term Investment	28,747,790	-	-	28,747,790
Total*	41,243,630	220,846,492	-	262,090,122

Buffalo International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	23,793,440	36,420,868	-	60,214,308
Short Term Investment	1,433,742	-	-	1,433,742
Total*	25,227,182	-	-	61,648,050

Buffalo Large Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	28,924,875	-	-	28,924,875
Short Term Investment	1,173,465	-	-	1,173,465
Total*	30,098,340	-	-	30,098,340

Buffalo Micro Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	42,519,944	-	-	42,519,944
Short Term Investment	3,642,129	-	-	3,642,129
Total*	46,162,073	-	-	46,162,073

Buffalo Mid Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	644,864,512	-	-	644,864,512
Short Term Investment	33,585,030	-	-	33,585,030
Total*	678,449,542	-	-	678,449,542

Buffalo Small Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	2,575,596,398	-	-	2,575,596,398
Short Term Investment	58,216,570	-	-	58,216,570
Total*	2,633,812,968	-	-	2,633,812,968

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The following is a reconciliation of the Buffalo Flexible Income Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2012:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Period Ended June 30, 2012

Fair Value as of 3/31/2012	$5,875,247
Total unrealized gain included in earnings	408,667
Total unrealized losses included in earnings	-
Realized gain included in earnings	14,211
Realized losses included in earnings	-
Purchases	-
Sales	(2,445,000)
Issuance	-
Settleements	-
Transfer into Level 3	-
Transfer out of Level 3	(3,853,125)
Fair Value as of 6/30/2012	$-

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$408,667

The following is a reconciliation of the Buffalo High Yield Income Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2012:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Period Ended June 30, 2012

Fair Value as of 3/31/2012**	$4,284,729
Total unrealized gain included in earnings	165,521
Total unrealized losses included in earnings	-
Realized gain included in earnings	-
Realized losses included in earnings	-
Purchases	-
Sales	(2,909,000)
Issuance	-
Settleements	-
Transfer into Level 3	-
Transfer out of Level 3	(1,541,250)
Fair Value as of 6/30/2012**	$-

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$165,521

** Investment was valued at $0 based on unobservable inputs as of March 31, 2012. There was no change in value in the investment(s) during the period ended June 30, 2012.

There were no significant transfers during the year into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Buffalo China Fund, Buffalo Discovery Fund, Buffalo Growth Fund, Buffalo International Fund, Buffalo Large Cap Fund, Buffalo Micro Cap Fund, Buffalo Mid Cap Fund, Fund and Buffalo Small Cap Fund. During the year, there were the following transfers between Levels 1, Level 2 and Level 3:

	Market Value Transferred Between
Fund	Level 1 & Level 2	Level 2 & Level 3
Buffalo Flexible Income Fund*	-	3,853,125
Buffalo High Yield Fund*	-	1,541,250

* Transfer out of Level 3 is due to once securiy being priced by the pricing service and the other security being sold. The securities were fair valued under procedures approved by the Board of Trustees.

FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Buffalo Flexible Income Fund is the only Fund that has maintained any positions in derivative instruments or engaged in hedging activities during the period ended June 30, 2012.

The number of option contracts written and the premiums received by the Buffalo Flexible Income Fund during the period ended June 30, 2012 were as follows:

	CALL OPTIONS WRITTEN
	CONTRACTS	PREMIUMS
Outstanding, March 31, 2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,526	209,626
Options written . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,115	250,688
Options exercised. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(769)	(38,333)
Options expired. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2,601)	(159,341)
Outstanding, June 30, 2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,271	262,640

The following is a summary of the fair value of derivative instruments as of June 30, 2012:

Derivative Investment Type	Value
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$(346,555)

The following is a summary of the effect of derivative investments on Realized Gain (loss) and Change in Unrealized Appreciation/Depreciation on Options in the Funds as of June 30, 2012:

Derivative Investment Type	Realized Gain (Loss) on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$159,341

Derivative Investment Type	Change in Unrealized Appreciation/Depreciation on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$(36,205)

TRANSACTIONS WITH AFFILIATES:*
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate fair value of all securities of affiliated companies held in the Buffalo Small Cap Fund as of June 30, 2012 amounted to $562,673,468, representing 22.25% of net assets. There were no affiliated companies held in any other Funds. A summary of affiliated transactions for each company which is an affiliate at March 31, 2012 or was an affiliate during the period ended June 30, 2012 is as follows:

	Align Tech nology, Inc.	Capella Education Co. (1)	The Corporate Executive Board Co.	DealerTrack Holdings Inc.	Dice Holdings Inc.	Internap Network Services Corp.	LogMeIn, Inc.

March 31, 2012
Balance
Shares	4,294,425	-	2,393,210	2,787,050	3,299,725	3,130,500	-
Cost	$46,006,128	$-	$45,498,413	$45,590,662	$38,056,552	$45,426,094	$-

Gross Additions
Shares	-	-	-	-	-	-	-
Cost	$-	$-	$-	$-	$-	$-	$-

Gross Deductions
Shares	304,625	-	91,050	122,250	-	-	222,350
Cost	$4,496,765	$-	$2,156,859	$2,269,057	$-	$-	$6,918,114

June 30, 2012
Balance
Shares	-	676,200	2,302,160	2,664,800	3,299,725	3,130,500	1,453,800
Cost	$-	$37,018,622	$43,341,554	$43,321,605	$38,056,552	$45,426,094	$46,979,491

Realized gain (loss)	$4,379,395	$-	$1,673,576	$1,363,377	$-	$-	$-

Investment income	$-	$-	$402,878	$-	$-	$-	$-

	OPNET Technologies, Inc.	Oxford Industries, Inc.	P.F. Chang's China Bistro, Inc.	Stratasys Inc	WMS Industries, Inc.	Total

March 31, 2012
Balance
Shares	-	955,825	1,918,000	1,323,750	3,304,525	-
Cost	$-	$24,297,815	$63,948,120	$38,322,219	$60,742,586	$407,888,589

Gross Additions
Shares	-	-	-	-	-	-
Cost	$-	$-	$-	$-	$-	$-

Gross Deductions
Shares	247,450	-	678,950	-	276,100	-
Cost	$6,245,191	$-	$26,054,992	$-	$10,543,839	$58,684,817

June 30, 2012
Balance
Shares	1,375,600	955,825	1,239,050	1,323,750	3,028,425	-
Cost	$42,204,201	$24,297,815	$37,893,128	$38,322,219	$50,198,747	$447,060,027

Realized gain (loss)	$-	$-	$8,797,061	$-	$(5,110,492)	$11,102,917

Investment income	$206,340	$143,374	$370,796	$-	$-	$1,123,388

*As a result of the Buffalo Small Cap Fund's beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the  respective issuer. The Fund disclaims that the "affiliated persons" are affiliates of the Distributors, Advisor, Funds or any other client of the Advisor.

(1) Security is an affiliate due to decrease in the outstanding shares of the issuing company

Note: Schedule may not roll forward, as the schedule only reflects activity during the time the Fund was deemed an affiliate (held more than 5% of a Stock's outstanding securities).

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Funds

By /s/ Kent W. Gasaway
                    Kent W. Gasaway, President and Treasurer

Date 8/24/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Buffalo Funds

By /s/ Kent W. Gasaway
                    Kent W. Gasaway, President and Treasurer

Date 8/24/12